Intangible Assets, Net - Summary of Amortization Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 54,099	$ 8,489	¥ 13,026	¥ 10,555
Cost of Revenues
Finite Lived Intangible Assets [Line Items]
Total amortization expense	9,613		9,613	9,613
Research and development expenses
Finite Lived Intangible Assets [Line Items]
Total amortization expense	825
Sales and marketing expenses
Finite Lived Intangible Assets [Line Items]
Total amortization expense	38,846
General and Administrative Expenses
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 4,815		¥ 3,413	¥ 942